UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc. (f/k/a Strategic Partners Equity Fund, Inc.)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Jennison Blend Fund, Inc.

Formerly known as Strategic Partners Equity Fund, Inc.

JUNE 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

August 15, 2005

We hope that you find the semiannual report for the Jennison Blend Fund (formerly Strategic Partners Equity Fund) informative and useful. In March 2005, Jennison Associates assumed full management of the Fund’s assets and the Fund became part of the JennisonDryden Fund family. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Blend Fund, Inc.

Jennison Blend Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of Jennison Blend Fund, Inc. (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 6/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	1.10%	8.08%	9.64%	106.67%	333.91%
Class B	0.73	7.18	5.56	91.69	1,327.37
Class C	0.73	7.18	5.57	91.71	123.58
Class Z	1.23	8.35	11.03	N/A	80.82
S&P 500 Index[3]	–0.81	6.32	–11.31	157.87	***
Russell 1000 Index[4]	0.11	7.92	–9.09	163.20	****
Lipper Large-Cap Core Funds Avg.[5]	–1.20	4.41	–15.46	123.03	*****

Average Annual Total Returns[1] as of 6/30/05
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	2.13%	0.71%	6.92%	9.57%
Class B	2.18	0.92	6.72	12.09
Class C	6.18	1.09	6.72	7.65
Class Z	8.35	2.12	N/A	6.55
S&P 500 Index[3]	6.32	–2.37	9.94	***
Russell 1000 Index[4]	7.92	–1.89	10.16	****
Lipper Large-Cap Core Funds Avg.[5]	4.41	–3.62	8.15	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 3/15/82; Class C, 8/1/94; and Class Z, 3/1/96.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Within the Lipper Average, large-cap core funds have more latitude with respect to the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns are 403.63% for Class A; 1,925.59% for Class B; 214.67% for Class C; and 115.93% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 11.06% for Class A, 13.81% for Class B, 11.07% for Class C, and 8.60% for Class Z.

****Russell 1000 Index Closest Month-End to Inception cumulative total returns are 421.43% for Class A; 1,894.08% for Class B; 219.82% for Class C; and 118.90% for Class Z. Russell 1000 Index Closest Month-End to Inception average annual total returns are 11.31% for Class A, 13.74% for Class B, 11.24% for Class C, and 8.76% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns are 340.42% for Class A; 1,417.20% for Class B; 165.17% for Class C; and 89.13% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 9.86% for Class A, 12.00% for Class B, 9.14% for Class C, and 6.88% for Class Z.

Jennison Blend Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 6/30/05
General Electric Co./Industrial Conglomerates	2.9%
Halliburton Co./Energy Equipment & Services	2.4
Comphania Vale de Rio Duce ADR (Brazil)/Metals & Mining	2.3
Freeport-McMoran Copper & Gold, Inc. (Class B)/Metals & Mining	2.2
American International Group, Inc./Insurance	2.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 6/30/05
Metals & Mining	7.8%
Oil, Gas & Consumable Fuels	7.6
Software	6.8
Energy Equipment & Services	5.9
Pharmaceuticals	5.6

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Jennison Blend Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Blend Fund, Inc.		Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,011.01	0.96%	$4.79
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

Class B	Actual	$1,000.00	$1,007.29	1.71%	$8.51
	Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

Class C	Actual	$1,000.00	$1,007.29	1.71%	$8.51
	Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

Class Z	Actual	$1,000.00	$1,012.30	0.71%	$3.54
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of June 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS

Aerospace & Defense 1.2%
316,500	Lockheed Martin Corp.(b)	$20,531,355

Beverages 1.4%
425,186	PepsiCo, Inc.	22,930,281

Biotechnology 3.2%
256,500	Amgen, Inc.(a)	15,507,990
326,900	Genentech, Inc.(a)(b)	26,243,532
286,099	Gilead Sciences, Inc.(a)	12,585,495

		54,337,017

Capital Markets 3.8%
411,000	Bank of New York Co., Inc.	11,828,580
1,376,800	Charles Schwab Corp.	15,530,304
84,700	Goldman Sachs Group, Inc.(b)	8,641,094
507,000	Merrill Lynch & Co., Inc.	27,890,070

		63,890,048

Chemicals 1.1%
442,700	E.I. du Pont de Nemours & Co.	19,040,527

Commercial Services & Supplies 1.0%
566,400	Waste Management, Inc.	16,051,776

Communications Equipment 2.7%
829,000	Cisco Systems, Inc.(a)	15,842,190
453,000	QUALCOMM, Inc.	14,953,530
195,900	Research In Motion Ltd.(a)	14,447,625

		45,243,345

Computers & Peripherals 0.8%
384,200	Apple Computer, Inc.(a)	14,142,402

Consumer Finance 1.4%
445,200	American Express Co.	23,697,996

Diversified Financial Services 3.1%
388,200	Citigroup, Inc.	17,946,486
332,592	JP Morgan Chase & Co.	11,747,149

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

397,200	PHH Corp.(a)	$10,215,984
301,903	Principal Financial Group, Inc.(b)	12,649,736

		52,559,355

Diversified Telecommunication Services 1.5%
1,056,200	SBC Communications, Inc.(b)	25,084,750

Electric Utilities 1.6%
537,600	Exelon Corp.	27,595,008

Electronic Equipment & Instruments 1.0%
746,400	Agilent Technologies, Inc.(a)(b)	17,182,128

Energy Equipment & Services 5.9%
261,000	ENSCO International, Inc.	9,330,750
725,900	GlobalSantaFe Corp.	29,616,720
841,600	Halliburton Co.	40,245,312
350,100	Weatherford International Ltd.(a)	20,298,798

		99,491,580

Food Products 1.5%
637,303	Cadbury Schweppes PLC ADR (United Kingdom)(b)	24,427,824

Food & Staples Retailing 2.9%
1,470,500	The Kroger Co.(a)	27,983,615
181,700	Whole Foods Market, Inc.(b)	21,495,110

		49,478,725

Healthcare Equipment & Supplies 1.1%
442,900	St. Jude Medical, Inc.(a)	19,314,869

Healthcare Providers & Services 4.1%
360,100	Caremark Rx, Inc.(a)	16,031,652
579,600	UnitedHealth Group, Inc.	30,220,344
315,000	WellPoint, Inc.(a)	21,936,600

		68,188,596

Hotels Restaurants & Leisure 1.4%
503,100	GTECH Holdings Corp.	14,710,644
161,200	Starbucks Corp.(a)(b)	8,327,592

		23,038,236

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Household Products 2.6%
214,300	Kimberly-Clark Corp.	$13,413,037
567,139	Procter & Gamble Co.(b)	29,916,582

		43,329,619

Independent Power Producers & Energy Traders 0.8%
165,700	TXU Corp.(b)	13,768,013

Industrial Conglomerates 4.5%
1,417,200	General Electric Co.	49,105,980
884,800	Tyco International Ltd.	25,836,160

		74,942,140

Insurance 4.8%
599,200	American International Group, Inc.	34,813,520
534,800	Axis Capital Holdings Ltd.	15,134,840
408,800	Loews Corp.	31,682,000

		81,630,360

Internet & Catalog Retail 1.0%
512,700	eBay, Inc.(a)	16,924,227

Internet Software & Services 3.5%
116,600	Google, Inc., Cl. A(a)(b)	34,297,890
719,200	Yahoo!, Inc.(a)(b)	24,920,280

		59,218,170

Media 0.9%
468,500	Viacom, Inc. (Class B)	15,001,370

Metals & Mining 7.8%
1,326,900	Companhia Vale do Rio Doce ADR (Brazil)(b)	38,851,632
978,600	Freeport-McMoran Copper & Gold, Inc. (Class B)(b)	36,638,784
451,900	INCO Ltd.	17,059,225
1,540,000	Newcrest Mining Ltd.	20,262,046
195,800	Phelps Dodge Corp.(b)	18,111,500

		130,923,187

Multi-line Retail 2.5%
305,900	Federated Department Stores, Inc.	22,416,352
347,900	Target Corp.	18,929,239

		41,345,591

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Office Electronics 1.1%
1,300,500	Xerox Corp.(a)(b)	$17,933,895

Oil, Gas & Consumable Fuels 7.6%
492,750	Apache Corp.	31,831,650
569,100	EOG Resources, Inc.	32,324,880
1,110,800	Nexen, Inc.	33,723,888
635,100	Suncor Energy, Inc.	30,023,663

		127,904,081

Pharmaceuticals 5.6%
218,700	Eli Lilly & Co.	12,183,777
601,600	Novartis AG ADR (Switzerland)	28,539,904
743,000	Pfizer, Inc.	20,491,940
375,300	Roche Holdings AG ADR (Switzerland)	23,758,367
208,500	Sanofi-Aventis ADR (France)	8,546,415

		93,520,403

Semiconductors & Semiconductor Equipment 3.4%
1,057,100	Intel Corp.	27,548,026
462,500	Marvell Technology Group Ltd.(a)	17,593,500
437,400	Texas Instruments, Inc.	12,277,818

		57,419,344

Software 6.8%
876,200	Adobe Systems, Inc.(b)	25,076,844
397,500	Electronic Arts, Inc.(a)	22,502,475
392,700	Mercury Interactive Corp.(a)(b)	15,063,972
931,800	Microsoft Corp.	23,145,912
344,900	NAVTEQ(a)	12,823,382
364,200	SAP AG ADR (Germany)(b)	15,769,860

		114,382,445

Specialty Retail 1.9%
385,900	Bed Bath & Beyond, Inc.(a)	16,122,902
478,700	Chico’s FAS, Inc.(a)(b)	16,409,836

		32,532,738

Textiles, Apparel & Luxury Goods 1.0%
506,700	Coach, Inc.(a)	17,009,919

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
Tobacco 1.5%
399,700	Altria Group, Inc.	$25,844,602

	Total long-term investments (cost $1,452,273,092)	1,649,855,922

SHORT-TERM INVESTMENT 19.0%

Mutual Fund 19.0%
	Dryden Core Investment Fund - Taxable Money Market Series
319,522,807	(cost $319,522,807; Note 3) (includes $282,667,776 of cash collateral received for securities on loan)(c)(d)	319,522,807

	Total Investments 117.0% (cost $1,771,795,899; Note 5)	1,969,378,729
	Liabilities in excess of other assets (17.0%)	(286,362,979)

	Net Assets 100%	$1,683,015,750

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $271,631,218; cash collateral of $282,667,776 (included in liabilities) was received with which the portfolio purchased highly liquid short term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	11

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 16.8% of collateral received for securities on loan)	19.0%
Medals & Mining	7.8
Oil, Gas & Consumable Fuels	7.6
Software	6.8
Energy Equipment & Services	5.9
Pharmaceuticals	5.6
Insurance	4.8
Industrial Conglomerates	4.5
Healthcare Providers & Services	4.1
Capital Markets	3.8
Internet Software & Services	3.5
Semiconductors & Semiconductor Equipment	3.4
Biotechnology	3.2
Diversified Financial Services	3.1
Food & Staples Retailing	2.9
Communication Equipment	2.7
Household Products	2.6
Multi-line Retail	2.5
Specialty Retail	1.9
Electric Utilities	1.6
Diversified Telecommunication Services	1.5
Tobacco	1.5
Food Products	1.5
Beverages	1.4
Consumer Finance	1.4
Hotels Restaurants & Leisure	1.4
Aerospace & Defense	1.2
Chemicals	1.1
Healthcare Equipment & Supplies	1.1
Office Electronics	1.1
Commercial Services & Supplies	1.0
Electronic Equipment & Instruments	1.0
Internet & Catalog Retail	1.0
Textile, Apparel & Luxury Goods	1.0
Media	0.9
Computers & Peripherals	0.8
Independent Power Producers & Energy Traders	0.8

117.0
Liabilities in excess of other assets	(17.0)

100.0%

See Notes to Financial Statements.

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Financial Statements

JUNE 30, 2005	SEMIANNUAL REPORT

Jennison Blend Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at value including securities on loan of $271,631,218:
Unaffiliated investments (cost $1,452,273,092)	$1,649,855,922
Affiliated investments (cost $319,522,807)	319,522,807
Cash	9,192
Foreign currency, at value (cost $26,540)	26,688
Receivable for investments sold	7,593,548
Dividends and interest receivable	1,278,000
Receivable for Fund shares sold	237,246
Tax reclaim receivable	34,736
Prepaid expenses	16,472

Total assets	1,978,574,611

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	282,667,776
Payable for investments purchased	6,451,100
Payable for Fund shares reacquired	3,595,598
Transfer agent fee payable	851,551
Accrued expenses	808,325
Management fee payable	661,594
Distribution fee payable	505,172
Deferred directors’ fees payable	17,745

Total liabilities	295,558,861

Net Assets June 30, 2005	$1,683,015,750

Net assets were comprised of:
Common stock, at par	$1,088,623
Paid-in capital in excess of par	1,701,788,365

1,702,876,988
Undistributed net investment income	73,818
Accumulated net realized loss on investments and foreign currency transactions	(217,518,578)
Net unrealized appreciation on investments and foreign currencies	197,583,522

Net assets June 30, 2005	$1,683,015,750

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,387,744,608 ÷ 89,517,982 shares of common stock issued and outstanding)	$15.50
Maximum sales charge (5.5% of offering price)	0.90

Maximum offering price to public	$16.40

Class B
Net asset value, offering price and redemption price per share ($216,297,437 ÷ 14,206,783 shares of common stock issued and outstanding)	$15.22

Class C
Net asset value, offering price and redemption price per share ($33,503,812 ÷ 2,200,586 shares of common stock issued and outstanding)	$15.22

Class Z
Net asset value, offering price and redemption price per share ($45,469,893 ÷ 2,936,904 shares of common stock issued and outstanding)	$15.48

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	15

Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $284,618)	$11,115,363
Affiliated dividend income	252,294
Affiliated income from securities loaned, net	95,243
Interest	210

Total income	11,463,110

Expenses
Management fee	4,015,598
Distribution fee—Class A	1,710,756
Distribution fee—Class B	1,266,907
Distribution fee—Class C	172,221
Transfer agent’s fees and expenses (including affiliated expenses of $1,207,000)	1,534,000
Reports to shareholders	185,000
Custodian’s fees and expenses	144,000
Registration fees	34,000
Legal fees and expenses	20,000
Directors’ fees	19,000
Audit fee	8,000
Miscellaneous	42,361

Total expenses	9,151,843

Net investment income	2,311,267

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	180,285,307
Financial futures transactions	(60,485)
Foreign currency transactions	(40,024)

180,184,798

Net change in unrealized appreciation (depreciation) on:
Investments	(167,717,088)
Financial futures contracts	1,800
Foreign currencies	(746)

(167,716,034)

Net gain on investments and foreign currencies	12,468,764

Net Increase In Net Assets Resulting From Operations	$14,780,031

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Decrease In Net Assets
Operations
Net investment income	$2,311,267	$12,536,711
Net realized gain on investments and foreign currency transactions	180,184,798	113,467,852
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(167,716,034)	34,838,710

Net increase in net assets resulting from operations	14,780,031	160,843,273

Dividends from net investment income (Note 1)
Class A	(2,544,698)	(12,451,648)
Class Z	(141,133)	(847,219)

	(2,685,831)	(13,298,867)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	24,151,883	71,128,490
Net asset value of shares issued in reinvestment of dividends	2,552,416	12,657,698
Cost of shares reacquired	(193,057,591)	(461,141,563)

Net decrease in net assets from Fund share transactions	(166,353,292)	(377,355,375)

Total decrease	(154,259,092)	(229,810,969)

Net Assets
Beginning of period	1,837,274,842	2,067,085,811

End of period(a)	$1,683,015,750	$1,837,274,842

(a) Includes undistributed net investment income of:	$73,818	$448,382

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	17

Notes to Financial Statements

(Unaudited)

Jennison Blend Fund, Inc., (formerly known as Strategic Partners Equity Fund), (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2005, there were no securities whose values were impacted by events occurring after the close of the security’s foreign market.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a

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security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign

Jennison Blend Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

currency denominated assets and liabilities (other than investments) at fiscal period exchange rates are reflected as a component of net unrealized appreciation (depreciation) and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

The use of derivative transactions involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

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Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with

Jennison Blend Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $500 million, .475 of 1% of the next $500 million of average daily net assets and .45 of 1% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .472 of 1% for the six months ended June 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2005, PIMS contractually agreed to limit such fees to .25 of 1% of the average net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $131,400 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2005, it received approximately $175,100 and $1,000 in contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2005, the Fund incurred approximately $220,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended June 30, 2005 Wachovia and Prudential Equity Group (“Prudential Equity”) earned $11,468 and $28,698, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

PIM is the securities lending agent for the Fund. For the six months ended June 30, 2005, PIM has been compensated by the Fund in the amount of approximately $37,309 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2005, aggregated $1,246,771,249 and $1,419,705,296, respectively.

As of June 30, 2005, the Fund had securities on loan with an aggregate market value of $271,631,218. The Fund received $282,667,776 in cash as collateral for securities

Jennison Blend Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$1,780,404,742	$214,313,976	$25,339,989	$188,973,987

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2004, of approximately $364,428,200 of which $227,589,900 expires in 2010 and $136,838,300 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net capital gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2005:
Shares sold	952,993	$14,317,463
Shares issued in reinvestment of dividends	160,282	2,412,245
Shares reacquired	(10,470,041)	(157,689,863)

Net increase (decrease) in shares outstanding before conversion	(9,356,766)	(140,960,155)
Shares issued upon conversion from Class B	3,595,580	55,102,502

Net increase (decrease) in shares outstanding	(5,761,186)	$(85,857,653)

Year ended December 31, 2004:
Shares sold	2,156,971	$30,965,446
Shares issued in reinvestment of dividends	811,884	11,818,749
Shares reacquired	(18,818,349)	(270,165,170)

Net increase (decrease) in shares outstanding before conversion	(15,849,494)	(227,380,975)
Shares issued upon conversion from Class B	7,391,294	106,622,368

Net increase (decrease) in shares outstanding	(8,458,200)	$(120,758,607)

Class B
Six months ended June 30, 2005:
Shares sold	489,199	$7,191,773
Shares reacquired	(1,594,078)	(23,561,980)

Net increase (decrease) in shares outstanding before conversion	(1,104,879)	(16,370,207)
Shares reacquired upon conversion into Class A	(3,657,639)	(55,102,502)

Net increase (decrease) in shares outstanding	(4,762,518)	$(71,472,709)

Year ended December 31, 2004:
Shares sold	1,179,895	$16,596,900
Shares reacquired	(3,909,340)	(54,924,216)

Net increase (decrease) in shares outstanding before conversion	(2,729,445)	(38,327,316)
Shares reacquired upon conversion into Class A	(7,528,898)	(106,622,368)

Net increase (decrease) in shares outstanding	(10,258,343)	$(144,949,684)

Class C
Six months ended June 30, 2005:
Shares sold	83,687	$1,234,758
Shares reacquired	(415,769)	(6,112,825)

Net increase (decrease) in shares outstanding	(332,082)	$(4,878,067)

Year ended December 31, 2004:
Shares sold	280,513	$3,936,422
Shares reacquired	(806,074)	(11,352,860)

Net increase (decrease) in shares outstanding	(525,561)	$(7,416,438)

Jennison Blend Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended June 30, 2005:
Shares sold	93,567	$1,407,889
Shares Issued in reinvestment of dividends	9,326	140,171
Shares reacquired	(378,686)	(5,692,923)

Net increase (decrease) in shares outstanding	(275,793)	$(4,144,863)

Year ended December 31, 2004:
Shares sold	1,373,872	$19,629,722
Shares Issued in reinvestment of dividends	58,750	838,949
Shares reacquired	(8,750,886)	(124,699,317)

Net increase (decrease) in shares outstanding	(7,318,264)	$(104,230,646)

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Financial Highlights

JUNE 30, 2005	SEMIANNUAL REPORT

Jennison Blend Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.36

Income from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investments and foreign currencies	.14

Total from investment operations	.17

Less Dividends and Distributions
Dividends from net investment income	(.03)
Distributions from net realized capital gains	—

Total distributions	(.03)

Net asset value, end of period	$15.50

Total Return(a):	1.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,387,745
Average net assets (000)	$1,379,947
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.96	%(d)
Expenses, excluding distribution and service (12b-1) fees	.71	%(d)
Net investment income	.39	%(d)
For Classes A, B, C and Z shares:
Portfolio turnover	73	%(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the year.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2004(b)	2003(b)	2002(b)	2001	2000

$14.16	$10.82	$14.06	$16.99	$19.29

.12	.06	.05	.05	.20
1.21	3.33	(3.28)	(1.99)	.55

1.33	3.39	(3.23)	(1.94)	.75

(.13)	(.05)	(.01)	(.02)	(.22)
—	—	—	(.97)	(2.83)

(.13)	(.05)	(.01)	(.99)	(3.05)

$15.36	$14.16	$10.82	$14.06	$16.99

9.44%	31.45%	(22.95)%	(12.14)%	4.73%

$1,463,097	$1,468,776	$1,171,741	$1,697,621	$2,028,525
$1,419,002	$1,274,069	$1,405,215	$1,822,036	$1,983,138

.94%	.98%	.95%	.93%	.87%
.69%	.73%	.70%	.68%	.62%
.82%	.48%	.40%	.34%	1.01%

47%	51%	49%	155%	63%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.11

Income from investment operations
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	.14

Total from investment operations	.11

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—

Total distributions	—

Net asset value, end of period	$15.22

Total Return(a):	.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$216,297
Average net assets (000)	$255,481
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.71	%(d)
Expenses, excluding distribution and service (12b-1) fees	.71	%(d)
Net investment income (loss)	(.34	)%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the year.
(c)	Less than $0.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2004(b)	2003(b)	2002(b)	2001	2000

$13.91	$10.67	$13.95	$16.97	$19.26

— (c)	(.03)	(.04)	(.07)	.11
1.20	3.27	(3.24)	(1.98)	.50

1.20	3.24	(3.28)	(2.05)	.61

—	— (c)	—	—	(.07)
—	—	—	(.97)	(2.83)

—	—	—	(.97)	(2.90)

$15.11	$13.91	$10.67	$13.95	$16.97

8.63%	30.39%	(23.51)%	(12.80)%	3.93%

$286,638	$406,632	$491,226	$966,066	$1,479,532
$344,619	$438,416	$736,091	$1,182,447	$1,785,239

1.69%	1.73%	1.70%	1.68%	1.62%
.69%	.73%	.70%	.68%	.62%
.03%	(.25)%	(.35)%	(.40)%	.26%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.11

Income from investment operations
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	.14

Total from investment operations	.11

Less Dividends and Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—

Total distributions	—

Net asset value, end of period	$15.22

Total Return(a):	.73%
Ratios/Supplemental Data:
Net assets, end of period (000)	$33,504
Average net assets (000)	$34,730
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.71	%(d)
Expenses, excluding distribution and service (12b-1) fees	.71	%(d)
Net investment income (loss)	(.36	)%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the year.
(c)	Less than $0.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended December 31,
2004(b)	2003(b)	2002(b)	2001	2000

$13.91	$10.67	$13.95	$16.97	$19.26

(.01)	(.03)	(.04)	(.06)	.04
1.21	3.27	(3.24)	(1.99)	.57

1.20	3.24	(3.28)	(2.05)	.61

—	— (c)	—	—	(.07)
—	—	—	(.97)	(2.83)

—	—	—	(.97)	(2.90)

$15.11	$13.91	$10.67	$13.95	$16.97

8.63%	30.41%	(23.51)%	(12.80)%	3.93%

$38,269	$42,548	$38,943	$61,722	$67,237
$39,288	$39,384	$49,304	$64,197	$67,999

1.69%	1.73%	1.70%	1.68%	1.62%
.69%	.73%	.70%	.68%	.62%
.06%	(.26)%	(.34)%	(.40)%	.26%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.34

Income from investment operations
Net investment income	.05
Net realized and unrealized gain (loss) on investments and foreign currencies	.14

Total from investment operations	0.19

Less Distributions
Dividends from net investment income	(.05)
Distributions from net realized capital gains	—

Total distributions	(.05)

Net asset value, end of period	$15.48

Total Return(a):	1.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$45,470
Average net assets (000)	$46,009
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.71	%(c)
Expenses, excluding distribution and service (12b-1) fees	.71	%(c)
Net investment income	.64	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2004(b)	2003(b)	2002(b)	2001	2000

$14.16	$10.83	$14.06	$16.99	$19.30

.14	.09	.08	.09	.25
1.23	3.32	(3.27)	(2.00)	.54

1.37	3.41	(3.19)	(1.91)	.79

(.19)	(.08)	(.04)	(.05)	(.27)
—	—	—	(.97)	(2.83)

(.19)	(.08)	(.04)	(1.02)	(3.10)

$15.34	$14.16	$10.83	$14.06	$16.99

9.72%	31.64%	(22.67)%	(11.93)%	4.95%

$49,271	$149,130	$131,589	$202,779	$255,250
$76,918	$136,562	$165,724	$225,442	$269,633

.69%	.73%	.70%	.68%	.62%
.69%	.73%	.70%	.68%	.62%
.95%	.74%	.65%	.60%	1.26%

See Notes to Financial Statements.

Jennison Blend Fund, Inc.	35

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Jennison Blend Fund, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison , which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Jennison Blend Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Blend Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the second quartile over the one-year time period ending December 31, and performance that was in the first quartile over three-year and five-year time periods ending December 31 in relation to the group of comparable funds in a peer universe (the “Peer Universe”). In addition, the Board noted that the Fund outperformed over similar time periods when compared against the appropriate benchmark index, the Russell 1000 Index.

Visit our website at www.jennisondryden.com

The Board determined that the Fund’s performance was satisfactory.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data. The benchmark index is established by Frank Russell Company.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.470% ranked in the first quartile in its Lipper 15(c) Peer Group, and the fee was the lowest among the mutual funds included in the Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Jennison Blend Fund, Inc.

Approval of Advisory Agreements (continued)

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Blend Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	476289103	476289202	476289301	476289400

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Blend Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Blend Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Blend Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	476289103	476289202	476289301	476289400

MF1O1E2    IFS-A107718    Ed. 08/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.